Amendments and new standards issued but not yet effective (Tables)	6 Months Ended
Dec. 31, 2023
Amendments and new standards issued but not yet effective
Summary of amended standards and interpretations are not expected to have a significant impact on the Group's consolidated financial statements

Effective for
accounting periods
beginning on or after
- Classification of liabilities as current or non-current (Amendments to IAS 1)	January 1, 2024

- Non-current liabilities with covenants (Amendments to IAS 1)	January 1, 2024

- Lease liability in a sale and leaseback (Amendments to IAS 16)	January 1, 2024

- Supplier Finance Arrangements (Amendments to IAS 7 and IFRS 7)	January 1, 2024

- Lack of Exchangeability (Amendments to IAS 21)	January 1, 2025

- Sale or contribution of assets between an investor and its associate or joint venture (Amendments to IFRS 10 and IAS 28)	Will be determined at a future date